UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03131

                 ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
Global Technology Fund
Portfolio of Investments
October 31, 2006 (unaudited)

Company                                              Shares       U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 93.5%
Technology - 81.6%
Communication Equipment - 15.8%
Ciena Corp. (a)(b)                                     736,327   $   17,311,048
Cisco Systems, Inc. (a)(b)                           5,095,500      122,954,415
Foxconn International Holdings Ltd. (b)              2,663,000        8,812,873
JDS Uniphase Corp. (a)(b)                              464,437        6,748,270
Juniper Networks, Inc. (b)                           1,283,200       22,096,704
Motorola, Inc. (a)                                   1,822,300       42,022,238
Nokia OYJ                                            1,250,706       24,859,991
QUALCOMM, Inc.                                         953,000       34,679,670
                                                                 --------------
                                                                    279,485,209
                                                                 --------------
Communication Services - 0.9%
Fastweb (a)                                            191,504        9,487,362
NeuStar, Inc.-Class A (a)(b)                           232,200        6,784,884
                                                                 --------------
                                                                     16,272,246
                                                                 --------------
Computer Hardware/Storage - 8.2%
Apple Computer, Inc. (a)(b)                            630,300       51,104,724
NEC Corp.                                            2,354,000       12,124,352
Seagate Technology                                     917,100       20,708,118
Sun Microsystems, Inc. (a)(b)                       11,379,200       61,789,056
                                                                 --------------
                                                                    145,726,250
                                                                 --------------
Computer Peripherals - 4.1%
Foxconn Technology Co., Ltd.                         2,386,150       23,242,788
High Tech Computer Corp.                               292,600        7,243,309
Network Appliance, Inc. (a)(b)                       1,172,500       42,796,250
                                                                 --------------
                                                                     73,282,347
                                                                 --------------
Computer Services - 8.3%
Accenture Ltd.-Class A                                 402,200       13,236,402
Alliance Data Systems Corp. (a)(b)                     242,100       14,700,312
CapGemini, SA                                          496,260       28,149,910
Cognizant Technology Solutions
   Corp.-Class A (a)(b)                                361,600       27,221,248
Fiserv, Inc. (b)                                       362,870       17,925,778
Infosys Technologies Ltd. (ADR) (a)                    721,500       37,590,150
WNS Holdings Ltd. (ADR) (b)                            300,200        8,930,950
                                                                 --------------
                                                                    147,754,750
                                                                 --------------
Internet Infrastructure - 2.9%
Akamai Technologies, Inc. (a)(b)                       774,100       36,274,326
Equinix, Inc. (a)(b)                                   223,900       15,314,760
                                                                 --------------
                                                                     51,589,086
                                                                 --------------

Internet Media - 6.4%
Ctrip.com International Ltd. (ADR) (a)                 163,300        8,001,700
Gmarket, Inc. (ADR) (a)(b)                             109,400        1,816,040
Google, Inc.-Class A (a)(b)                            177,700       84,654,503
The Knot, Inc. (a)(b)                                  776,600       18,615,102
                                                                 --------------
                                                                    113,087,345
                                                                 --------------
Miscellaneous - 7.2%
Canon, Inc.                                          1,422,000       75,943,714
Hoya Corp.                                           1,355,100       52,359,702
                                                                 --------------
                                                                    128,303,416
                                                                 --------------
Semiconductor Capital Equipment - 1.2%
Applied Materials, Inc. (a)                            729,100       12,679,049
ASML Holding NV (b)                                    374,773        8,551,691
                                                                 --------------
                                                                     21,230,740
                                                                 --------------
Semiconductor Components - 7.7%
Broadcom Corp.-Class A (a)(b)                          634,450       19,204,802
Intel Corp. (a)                                      2,905,600       62,005,504
NVIDIA Corp. (b)                                       951,000       33,161,370
Samsung Electronics Co. Ltd.                            23,546       15,246,794
Samsung Electronics Co., Ltd. (GDR) (c)                 18,645        6,045,641
                                                                 --------------
                                                                    135,664,111
                                                                 --------------
Software - 18.9%
Adobe Systems, Inc. (a)(b)                             788,700       30,167,775
Amdocs Ltd. (b)                                        500,700       19,407,132
BEA Systems, Inc. (a)(b)                             1,472,400       23,955,948
Citrix Systems, Inc. (a)(b)                            697,500       20,597,175
Microsoft Corp.                                      3,434,800       98,613,108
Omniture, Inc. (a)(b)                                  470,900        4,275,772
Oracle Corp. (b)                                     3,876,700       71,602,649
Salesforce.com, Inc. (a)(b)                            446,400       17,418,528
SAP AG (ADR) (a)                                       830,900       41,245,876
Symantec Corp. (b)                                     433,000        8,590,720
                                                                 --------------
                                                                    335,874,683
                                                                 --------------
                                                                  1,448,270,183
                                                                 --------------
Consumer Services - 9.7%
Advertising - 1.2%
aQuantive, Inc. (a)(b)                                 776,000       21,091,680
                                                                 --------------
Broadcasting & Cable - 2.6%
News Corp.-Class A                                   1,077,900       22,474,215
Time Warner, Inc.                                    1,215,100       24,314,151
                                                                 --------------
                                                                     46,788,366
                                                                 --------------
Cellular Communications - 5.9%
America Movil SA de CV Series L (ADR) (a)            1,793,300       76,878,771
China Mobile Ltd.                                    1,798,000       14,676,234
Vimpel-Communications (ADR) (a)(b)                     200,300       13,217,797
                                                                 --------------
                                                                    104,772,802
                                                                 --------------
                                                                    172,652,848
                                                                 --------------
Utilities - 1.7%
Telephone Utility - 1.7%
AT&T, Inc. (a)                                         527,700       18,073,725
Nippon Telegraph & Telephone Corp.                       2,303       11,568,922
                                                                 --------------
                                                                     29,642,647
                                                                 --------------

Capital Goods - 0.5%
Miscellaneous - 0.5%
Nitto Denko Corp.                                      159,200        9,059,151
                                                                 --------------
Total Common Stocks
   (cost $1,348,167,033)                                          1,659,624,829
                                                                 --------------
WARRANTS - 3.3%
Technology - 1.9%
Electronic Components - 0.7%
AU Optronics, Credit Suisse First Boston,
   expiring 3/05/09 (b)                              9,413,960       12,642,948
                                                                 --------------
Semiconductor Components - 1.2%
Taiwan Semiconductor Manufacturing Co.
   Ltd., expiring 11/08/10 (b)                      11,764,383       21,575,879
                                                                 --------------
                                                                     34,218,827
                                                                 --------------
Capital Goods - 1.4%
Contract Manufacturing - 1.4%
HON HAI Precision Industry Co., Ltd.,
   expiring 1/17/07 (b)(c)                           3,802,607       24,636,178
                                                                 --------------
Total Warrants
   (cost $49,658,885)                                                58,855,005
                                                                 --------------

                                                    Principal
                                                     Amount
                                                      (000)
                                                  ------------
SHORT-TERM INVESTMENTS - 2.1%
Time Deposit - 2.1%
State Street Euro Dollar
   4.60%, 11/01/06
   (cost $36,905,000)                             $     36,905       36,905,000
                                                                 --------------
Total Investments Before Security Lending
Collateral - 98.9%
   (cost $1,434,730,918)                                          1,755,384,834
                                                                 --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 27.9%
Short Terms - 27.9%
Goldman Sachs
   5.33%, 11/01/06                                      25,000       25,000,000
Morgan Stanley
   5.32%, 11/01/06                                      25,000       25,000,000
Sigma Finance
   5.26%, 11/22/06                                      40,000       39,955,280

                                                     Shares
                                                  ------------
UBS Private Money Market FUnd, LLC                 406,013,946      406,013,946
                                                                 --------------
Total Investment of Cash Collateral for
   Securities Loaned
   (cost $495,969,226)                                              495,969,226
                                                                 --------------
Total Investments - 126.8%
   (cost $1,930,700,144)                                          2,251,354,060
Other assets less liabilities - (26.8)%                            (475,545,887)
                                                                 --------------
Net Assets - 100.0%                                              $1,775,808,173
                                                                 --------------

(a)  Represents entire or partial securities out on loan.

(b)  Non-income producing security.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the market value of these securities amounted to $30,681,819 or 1.7% of net assets.

Glossary:

ADR - American Depositary Receipt

GDR - Global Depositary Reciept

Country Breakdown*

 63.3% United States
  9.1% Japan
  5.0% Taiwan
  4.4% Mexico
  2.7% India
  2.4% Germany
  1.6% France
  1.4% Finland
  1.3% South Korea
  1.3% Hong Kong
  1.2% Cayman Islands
  1.1% Guernsey
  3.1% Other
  2.1% Short Term
-----
100.0% Total Investments
=====

* All data are as of October 31, 2006. The Fund's country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. "Other" country weightings represent less than 3.1% weightings in the following countries: Bermuda, China, Italy, Netherlands and Russia.

Please note: The sector classifications presented herein are based on the sector catergorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   ----------------------
     11 (a) (1)    Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     11 (a) (2)    Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Technology Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 22, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: December 22, 2006